Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Collateral [Abstract]
Assets Pledged as Collaterals

The following assets are pledged as collaterals for bank loans, custom duties of the imported materials and warranties of contract performance.

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,491	$2,462
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	3	209
	$4,493	$4,670